Annual Total Returns[BarChart] - Access Flex High Yield Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.75%	12.74%	9.47%	2.10%	(0.28%)	8.78%	5.35%	(0.62%)	12.17%	0.05%